Note 25 - Loans and Borrowings	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
25.	Loans and borrowings

	As at June 30
(US dollars in thousands)	2023	2022	2021
Current liabilities
Debtor invoice financing	1,329	32	36
Lease liabilities	462	505	669
Shareholder loans	497	4,285	-
Chattel mortgage	89	142	88
Financing agreement	-	-	59
Bank loan	7	145	152
Total	2,384	5,109	1,004

Non-current liabilities
Lease liabilities	1,843	1,959	326
Shareholder loan	28,111	21,121	21,175
Chattel mortgage	50	264	244
Financing agreement	-	108	183
Bank loan	-	-	159
Total	30,004	23,452	22,087

Total	32,388	28,561	23,091

On June 30, 2021, the Company agreed a refinancing of its existing $21.1 million shareholder loan with AWN, with repayment of principal from January 1, 2023 in sixty monthly instalments of $0.35 million to loan maturity on December 31, 2027. The interest rate and line fee was agreed at 8% and 0.8% respectively, but no interest or line fee settlements were required until after a corporate liquidity event had occurred. In addition, the Company agreed to a refinancing fee of $0.34 million in two tranches ong June 30, 2022 and December 31, 2022. Security granted to AWN comprised of the Specific Security Deed and the General Security.

On June 30, 2022 further amendments to the loan were agreed with AWN:

(i) to defer repayment of principal to commence on October 1, 2023, with repayments over 60 months to September 30, 2028,

(ii) to defer interest payments from October 1, 2021, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2023.

(iii) to increase the interest rate and line fee to 10.00% and 2.00% per annum respectively during the period from October 1, 2021 to the earlier of a) September 30, 2023 or b) the date a minimum prepayment of $1,000,000 is made.

(iv) the initial refinancing fee of $0.34 million is to be amended to accrue incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) October 1, 2023.

(v) a new fixed facility extension fee of $0.355 million is payable in return for this amendment, to accrue immediately but becoming payable on October 1, 2023.

On January 11, 2023, further amendments to the loan were agreed with AWN:

(i) to defer repayment of principal to commence on April 1, 2025, with repayments over 60 months to March 31, 2030.

(ii) to defer interest payments from October 1, 2023, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2024.

(iii) to extend the increased interest rate and line fee of 10.00% and 2.00% per annum respectively commenced on October 1, 2021 to the earlier of a) March 31, 2025 or b) the date a minimum Prepayment of $1,000,000 is made.

(iv) to extend the initial refinancing fee accruing incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) April 1, 2025.

(v) to defer the repayment date of the previous fixed facility extension fee of $0.355 million, becoming payable on April 1, 2025.

(vi) In addition to previously agreed refinancing fees, an additional $0.855 million fixed refinancing fee will accrue immediately and become payable on April 1, 2025.

On June 30, 2023, further amendments to the loan were agreed with AWN:

(i) to defer interest payments from October 1, 2024 to April 1, 2025, and to replace the conditional requirement to repay accrued interest upon completion by VivoPower of a debt or equity raise of at least $25 million, with the conditional requirement to make repayments of interest and/or principal to meet the mandatory repayment schedule described in sections (ii) and (iii) below following a qualifying liquidity event.

(ii) upon completion by VivoPower International PLC of a qualifying liquidity event of at least $5.0 million, Aevitas is required to make mandatory prepayment of principal and interest to AWN in accordance with the following schedule:

a) proceeds $5 million to $7.5 million - pay 25% of amounts raised;

b) proceeds $7.5 million to $12.5 million - pay $1.875 million plus 45% of amounts raised;

c) proceeds $12.5 million and above - pay $4.125 million plus 50% of amounts raised.

(iii) for the purposes of the mandatory prepayment requirement, a ‘qualifying liquidity event’ excludes direct investments into VivoPower’s subsidiary, Tembo, and debt raised in respect of working capital finance facilities, but includes:

a) equity or debt raise;

b) trade sale of underlying subsidiary or business unit (including, for example, Aevitas and Caret); and

c) loan repayment from Tembo to VivoPower.

(iv) as consideration for the concessions agreed with AWN, VivoPower International PLC committed to issue AWN with w warrants, with a duration of 12 months, at an exercise price of $0.90 per share.

In December 2021, a short term loan of $1.1 million (A$1.5 million) was provided from AWN to Aevitas O Holdings Pty Limited at an interest rate of 10.0%, increasing to 12.5% from January 1, 2022. The loan is set to expire on April 1, 2025 (initially set as April 30, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower International PLC of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $29,000 (A$40,000) and $43,500 (A$60,000) are payable upon maturity, relating to the two extensions respectively.

On February 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas, with interest rate of 10.00% per annum payable on the principal sum upon maturity. The loan is set to expire on April 1, 2025 (initially set as May 13, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $85,000 and $110,000 are payable upon maturity, relating to the two extensions respectively.

On December 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas, with interest rate of BBSY bid floating rate (on average 3.60% for the period from inception to June 30, 2023) plus fixed margin of 15.0% per annum payable on the principal sum upon maturity. A 1% facility establishment fee of $30,000 was deducted upon initial loan drawdown, and a further 3% exit fee of $90,000 is payable on expiry. The loan is set to expire on April 1, 2025 (initially set as October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was agreed on January 11, 2023, then dropped on June 30, 2023. A facility extension fee of $115,000 is payable upon maturity.

In February and March 2023, further short term loans of A$0.5 million and A$0.25 million were established between AWN and Aevitas, drawn down between February and May 2023. The loans have interest rate of BBSY bid floating rate plus fixed margin of 15.0% per annum payable on the principal sum upon maturity, with expiry dates of June 30, 2023. 1% facility establishment fees of total A$7,500 were deducted upon loan drawdowns, and further 3% exit fees of total A$22,500 are payable on expiry. On June 30, 2023, the expiry of the loans was amended to August 31, 2023.

Following the sale of ex-solar J.A. Martin operations on July 1, 2022, the J.A. Martin debtor finance facility was cancelled, but a new facility with a limit of A$2.5 million and variable interest rate (initial rate 7.75%) was opened by Kenshaw, as well as a trade finance facility of $0.5 million. The debtor finance facility was partially drawn down at June 30, 2023, with an outstanding balance of $1.3 million (A$2.0 million), due to timing of operating activities (nil: June 30, 2022).

Lease liabilities have decreased by $0.2 million in the year to $2.3 million, following $0.2 million capitalization of a new right-of-use asset in June 2023 in Kenshaw Electrical Pty Ltd, on entry into a new lease of an additional workshop facility in Newcastle, New South Wales, offset by $0.3 million lease payments in the year. Depreciation expense on right-of-use assets and interest expense on associated lease liabilities for the year ended  June 30, 2023 amounting to $0.4 million and $0.2 million respectively, are recognized in the Consolidated Statement of Comprehensive Income. Total lease payments for the year ended  June 30, 2023 amounted to $0.5 million ( June 30, 2022: $0.4 million)

The obligations under lease liabilities are as follows:

	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2023	2022	2021	2023	2022	2021
Amounts payable under lease liabilities:
Less than one year	576	546	683	462	444	669
Later than one year but not more than five	2,223	2,545	379	1,843	2,020	326
	2,799	3,091	1,062	2,305	2,464	995
Future finance charges	(494)	(627)	(67)	-	-	-
Total lease obligations	2,305	2,464	995	2,305	2,464	995